Income Tax (Details Narrative) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 49,000,000	$ 40,000,000
Reserve balance	$ 1,029,846	$ 837,477